Average Annual Total Returns	12 Months Ended	17 Months Ended	20 Months Ended	22 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88% [1]	19.43% [2]	21.83% [3]	19.28%	[4]	20.20%	[1]
YieldMax MSTR Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(41.77%)					41.07%
Performance Inception Date						Feb. 21, 2024
YieldMax MSTR Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(41.77%)					16.26%
YieldMax MSTR Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(24.73%)					29.38%
YieldMax(R) Short N100 Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(9.89%)	(11.20%)
Performance Inception Date		Aug. 14, 2024
YieldMax(R) Short N100 Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(11.99%)	(14.58%)
YieldMax(R) Short N100 Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(5.84%)	(9.50%)
YieldMax(R) Ultra Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.21%)			(1.21%)
Performance Inception Date				Feb. 28, 2024
YieldMax(R) Ultra Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(10.92%)			(10.58%)
YieldMax(R) Ultra Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.12%			(3.84%)
YieldMax(R) Bitcoin Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.63%)		0.83%
Performance Inception Date			Apr. 22, 2024
YieldMax(R) Bitcoin Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.33%)		(4.46%)
YieldMax(R) Bitcoin Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.04%		0.04%

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[2]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[3]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[4]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.